Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
Schedule of trade and other receivables
	December 31, 2022	December 31, 2021
Trade receivables	$2,015,291	$1,791,046
Allowance for doubtful accounts	(1,056,393)	(1,090,066)
Taxes receivable	615,730	843,447
Total	$1,574,628	$1,544,427